DERIVATIVE LIABILITY WARRANTS (Tables)	12 Months Ended
Dec. 31, 2024
Offsetting Assets [Line Items]
Schedule of fair value hierarchy

Description	Level	December 31, 2024	December 31, 2023
Warrant Liability – Public Warrants	1	$165,000	$232,500
Warrant Liability – Private Placement Warrants	3	194,250	324,750
Total		$359,250	$557,250

Schedule of changes in fair value of warrant liabilities

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2023	$324,750	$232,500	$557,250
Change in valuation inputs	(130,500)	(67,500)	(198,000)
Fair value as of December 31, 2024	$194,250	$165,000	$359,250

Derivative Liabilities Warrants [Member]
Offsetting Assets [Line Items]
Schedule of fair value assumptions

	December 31, 2024	December 31, 2023
Risk-free interest rate	4.10%	3.84%
Expected volatility	82.01%	82.12%
Exercise price	$11.50	$11.50
Stock price	$5.50	$0.78